UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                  OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--165.6%
--------------------------------------------------------------------------------------------------------------
MARYLAND--97.4%
$      25,000    Allegany County Industrial Devel. (Moran Manor
                 Care Center) 1                                         12.450%    02/01/2027    $     28,908
--------------------------------------------------------------------------------------------------------------
      285,000    Annapolis Economic Devel. (St. John's College) 1        5.000     10/01/2036         287,941
--------------------------------------------------------------------------------------------------------------
       10,000    Anne Arundel County (Consolidated Water &
                 Sewer) 1                                                5.750     07/15/2010          10,016
--------------------------------------------------------------------------------------------------------------
       15,000    Anne Arundel County GO 1                                5.300     04/01/2009          15,018
--------------------------------------------------------------------------------------------------------------
       10,000    Anne Arundel County GO 1                                5.300     02/01/2017          10,160
--------------------------------------------------------------------------------------------------------------
       40,000    Anne Arundel County GO 1                                5.375     04/01/2011          40,049
--------------------------------------------------------------------------------------------------------------
       40,000    Anne Arundel County Solid Waste 1                       5.200     09/01/2010          40,442
--------------------------------------------------------------------------------------------------------------
       20,000    Anne Arundel County Solid Waste 1                       5.300     09/01/2011          20,221
--------------------------------------------------------------------------------------------------------------
       20,000    Anne Arundel County Solid Waste 1                       5.400     09/01/2013          20,221
--------------------------------------------------------------------------------------------------------------
       50,000    Anne Arundel County Solid Waste 1                       5.500     09/01/2015          50,553
--------------------------------------------------------------------------------------------------------------
      100,000    Anne Arundel County Solid Waste 1                       5.500     09/01/2016         101,101
--------------------------------------------------------------------------------------------------------------
       10,000    Anne Arundel County Solid Waste 1                       5.750     07/15/2008          10,016
--------------------------------------------------------------------------------------------------------------
       10,000    Baltimore City Hsg. Corp. 1                             7.750     10/01/2009          10,038
--------------------------------------------------------------------------------------------------------------
       20,000    Baltimore Convention Center 1                           5.500     09/01/2014          20,763
--------------------------------------------------------------------------------------------------------------
      550,000    Baltimore Convention Center 1                           5.875     09/01/2039         581,081
--------------------------------------------------------------------------------------------------------------
       65,000    Baltimore County Mtg. (Shelter Eldercare
                 Foundation)                                             7.000     11/01/2012          67,724
-------------------------------------------------------------------------------------------------------------
        5,000    Baltimore GO 1                                          5.000     10/15/2015           5,094
--------------------------------------------------------------------------------------------------------------
      115,000    Baltimore Pollution Control (General Motors Corp.) 1    5.350     04/01/2008         114,520
--------------------------------------------------------------------------------------------------------------
      936,000    Baltimore Special Obligation (North Locust Point) 1     5.500     09/01/2034         959,297
--------------------------------------------------------------------------------------------------------------
      200,000    Brunswick Special Obligation (Brunswick Crossing) 1     5.500     07/01/2036         202,620
--------------------------------------------------------------------------------------------------------------
       40,000    Calvert County Economic Devel. (Asbury-Solomons) 1      5.000     01/01/2027          41,040
--------------------------------------------------------------------------------------------------------------
      100,000    Cheverly (Qualified Small Issue) 1                      5.200     09/01/2018         100,139
--------------------------------------------------------------------------------------------------------------
       35,000    Frederick (Carrollton Apartments) 1                     5.650     09/01/2013          35,394
--------------------------------------------------------------------------------------------------------------
       20,000    Frederick (Carrollton Apartments) 1                     5.850     03/01/2028          20,453
--------------------------------------------------------------------------------------------------------------
      125,000    Frederick County Economic Devel. (YMCA of
                 Frederick) 1                                            6.000     10/01/2023         127,741
--------------------------------------------------------------------------------------------------------------
      200,000    Frederick County Educational Facilities (Mount
                 St. Mary's College) 1                                   5.625     09/01/2038         208,942
--------------------------------------------------------------------------------------------------------------
       50,000    Frederick County Educational Facilities (Mount
                 St. Mary's College) 1                                   5.800     09/01/2030          52,774
--------------------------------------------------------------------------------------------------------------
       25,000    Frederick County Special Obligation (Lake
                 Linganore Village Community Devel.) 1                   5.700     07/01/2029          26,428
--------------------------------------------------------------------------------------------------------------
       65,000    Harford County GO 1                                     5.000     03/01/2013          65,510
--------------------------------------------------------------------------------------------------------------
       30,000    Harford County GO 1                                     5.000     03/01/2014          30,235
--------------------------------------------------------------------------------------------------------------
        5,000    Harford County GO 1                                     5.000     03/01/2015           5,039
--------------------------------------------------------------------------------------------------------------
      350,000    Howard County Retirement Community (Vantage
                 House Facility) 1                                       5.250     04/01/2037         350,795
--------------------------------------------------------------------------------------------------------------
      450,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               4.800     09/01/2042         428,355
--------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
$     250,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               4.850%    09/01/2047    $    238,325
--------------------------------------------------------------------------------------------------------------
    1,000,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               4.950     03/01/2048         970,140
--------------------------------------------------------------------------------------------------------------
       15,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.)                                 5.050     07/01/2018          15,161
--------------------------------------------------------------------------------------------------------------
       25,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.050     07/01/2028          25,055
--------------------------------------------------------------------------------------------------------------
       10,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.100     07/01/2016          10,172
--------------------------------------------------------------------------------------------------------------
       40,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.125     05/01/2022          40,225
--------------------------------------------------------------------------------------------------------------
       95,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.150     07/01/2028          95,438
--------------------------------------------------------------------------------------------------------------
       35,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.200     09/01/2022          35,308
--------------------------------------------------------------------------------------------------------------
      175,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.200     07/01/2024         176,687
--------------------------------------------------------------------------------------------------------------
       25,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.200     07/01/2031          25,163
--------------------------------------------------------------------------------------------------------------
       65,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.250     10/01/2019          65,906
--------------------------------------------------------------------------------------------------------------
       50,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.350     07/01/2023          50,656
--------------------------------------------------------------------------------------------------------------
       25,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.500     07/01/2022          25,553
--------------------------------------------------------------------------------------------------------------
       50,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.550     07/01/2017          50,716
--------------------------------------------------------------------------------------------------------------
       15,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.550     07/01/2027          15,159
--------------------------------------------------------------------------------------------------------------
       25,000    MD Community Devel. Administration (Dept. of
                 Hsg.& Community Devel.) 1                               5.700     07/01/2017          25,417
--------------------------------------------------------------------------------------------------------------
      155,000    MD Community Devel. People's Resource Center
                 (Auburn Manor Apartments) 1                             5.300     10/01/2028         156,438
--------------------------------------------------------------------------------------------------------------
        5,000    MD Community Devel. People's Resource Center
                 (Edgewater Village) 1                                   5.550     08/01/2014           5,187
--------------------------------------------------------------------------------------------------------------
        5,000    MD Community Devel. People's Resource Center
                 (Infrastructure Financing) 1                            5.900     06/01/2026           5,033
--------------------------------------------------------------------------------------------------------------
      100,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         4.900     09/01/2026          99,563
--------------------------------------------------------------------------------------------------------------
      200,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.000     09/01/2012         203,158
--------------------------------------------------------------------------------------------------------------
      200,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.150     03/01/2018         202,788
--------------------------------------------------------------------------------------------------------------
      340,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.250     09/01/2019         345,324
--------------------------------------------------------------------------------------------------------------
      310,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.250     09/01/2029         312,601
--------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
$     320,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.300%    09/01/2023    $    322,787
--------------------------------------------------------------------------------------------------------------
       20,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.350     09/01/2030          20,211
--------------------------------------------------------------------------------------------------------------
       85,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.350     09/01/2032          85,923
--------------------------------------------------------------------------------------------------------------
      310,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.375     09/01/2022         313,286
--------------------------------------------------------------------------------------------------------------
      150,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.375     09/01/2024         151,985
--------------------------------------------------------------------------------------------------------------
      375,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.450     09/01/2032         382,331
--------------------------------------------------------------------------------------------------------------
       45,000    MD Community Devel. People's Resource Center
                 (Residential) 1                                         5.450     09/01/2033          45,801
--------------------------------------------------------------------------------------------------------------
      250,000    MD Community Devel. People's Resource Center
                 (Waters Landing II Apartments) 1                        5.875     08/01/2033         257,675
--------------------------------------------------------------------------------------------------------------
       50,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.050     07/01/2047          49,240
--------------------------------------------------------------------------------------------------------------
       30,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.100     07/01/2023          30,129
--------------------------------------------------------------------------------------------------------------
       10,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.400     07/01/2022          10,156
--------------------------------------------------------------------------------------------------------------
       30,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.500     07/01/2030          30,447
--------------------------------------------------------------------------------------------------------------
       25,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.550     07/01/2031          25,527
--------------------------------------------------------------------------------------------------------------
       50,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              5.950     07/01/2023          50,537
--------------------------------------------------------------------------------------------------------------
      100,000    MD Community Devel. People's Resource Center,
                 Series A 1                                              6.000     07/01/2039         101,628
--------------------------------------------------------------------------------------------------------------
      205,000    MD Community Devel. People's Resource Center,
                 Series B 1                                              5.750     07/01/2039         207,567
--------------------------------------------------------------------------------------------------------------
       40,000    MD Community Devel. People's Resource Center,
                 Series C 1                                              5.350     07/01/2041          40,313
--------------------------------------------------------------------------------------------------------------
      120,000    MD Community Devel. People's Resource Center,
                 Series C 1                                              5.650     07/01/2039         122,728
--------------------------------------------------------------------------------------------------------------
       10,000    MD Community Devel. People's Resource Center,
                 Series C 1                                              6.150     01/01/2021          10,244
--------------------------------------------------------------------------------------------------------------
      500,000    MD Community Devel. People's Resource Center,
                 Series D 1                                              6.250     07/01/2031         513,775
--------------------------------------------------------------------------------------------------------------
       20,000    MD COP (Aviation Administration Facilities) 1           5.000     05/01/2022          20,236
--------------------------------------------------------------------------------------------------------------
       20,000    MD Dept. of Transportation 1                            5.500     10/15/2023          20,894
--------------------------------------------------------------------------------------------------------------
      250,000    MD EDC Student Hsg. (Bowie State University) 1          5.375     06/01/2033         237,595
--------------------------------------------------------------------------------------------------------------
      450,000    MD EDC Student Hsg. (Bowie State University) 1          6.000     06/01/2023         458,829
--------------------------------------------------------------------------------------------------------------
      835,000    MD EDC Student Hsg. (Collegiate Hsg. Foundation) 1      6.000     06/01/2030         865,503
--------------------------------------------------------------------------------------------------------------
      500,000    MD EDC Student Hsg. (Towson University) 1               5.000     07/01/2039         486,385
--------------------------------------------------------------------------------------------------------------
       25,000    MD Energy Financing Administration Solid Waste
                 Disposal (Wheelabrator Water) 1                         6.450     12/01/2016          25,535
--------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
$      70,000    MD H&HEFA (Broadmead) 1                                 5.500%    07/01/2017    $     71,026
--------------------------------------------------------------------------------------------------------------
      125,000    MD H&HEFA (Edenwald) 1                                  5.200     01/01/2024         126,046
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Edenwald)                                    5.400     01/01/2031          51,214
--------------------------------------------------------------------------------------------------------------
      200,000    MD H&HEFA (Edenwald) 1                                  5.400     01/01/2037         204,332
--------------------------------------------------------------------------------------------------------------
       45,000    MD H&HEFA (Greater Baltimore Medical Center) 1          5.000     07/01/2034          45,284
--------------------------------------------------------------------------------------------------------------
      125,000    MD H&HEFA (HMH) 1                                       5.500     01/01/2020         127,151
--------------------------------------------------------------------------------------------------------------
      125,000    MD H&HEFA (HMH/Fallston General Hospital
                 Obligated Group) 1                                      5.125     01/01/2033         126,743
--------------------------------------------------------------------------------------------------------------
      115,000    MD H&HEFA (HMH/Fallston General Hospital) 1             5.125     01/01/2038         116,503
--------------------------------------------------------------------------------------------------------------
      165,000    MD H&HEFA (HMH/Fallston General Hospital) 1             5.375     01/01/2028         167,691
--------------------------------------------------------------------------------------------------------------
    1,000,000    MD H&HEFA (Institute College of Art) 1                  5.000     06/01/2042       1,000,110
--------------------------------------------------------------------------------------------------------------
       10,000    MD H&HEFA (Johns Hopkins Health System) 1               5.250     07/01/2027          10,198
--------------------------------------------------------------------------------------------------------------
        5,000    MD H&HEFA (Johns Hopkins Hospital)                      5.000     05/15/2021           5,105
--------------------------------------------------------------------------------------------------------------
      130,000    MD H&HEFA (Johns Hopkins Hospital) 1                    5.500     07/01/2026         131,453
--------------------------------------------------------------------------------------------------------------
       20,000    MD H&HEFA (Johns Hopkins Medicine) 1                    5.000     07/01/2019          20,337
--------------------------------------------------------------------------------------------------------------
       35,000    MD H&HEFA (Johns Hopkins Medicine) 1                    5.000     07/01/2033          35,540
--------------------------------------------------------------------------------------------------------------
        5,000    MD H&HEFA (Johns Hopkins Medicine) 1                    5.125     07/01/2020           5,148
--------------------------------------------------------------------------------------------------------------
      115,000    MD H&HEFA (Johns Hopkins University) 1                  5.625     07/01/2027         117,439
--------------------------------------------------------------------------------------------------------------
      500,000    MD H&HEFA (King Farm Presbyterian Community) 1          5.300     01/01/2037         501,100
--------------------------------------------------------------------------------------------------------------
       40,000    MD H&HEFA (Loyola College) 1                            5.000     10/01/2039          40,506
--------------------------------------------------------------------------------------------------------------
      100,000    MD H&HEFA (Loyola College) 1                            5.000     10/01/2039         102,404
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Maryland Institute College of Art) 1         5.000     06/01/2029          50,739
--------------------------------------------------------------------------------------------------------------
       25,000    MD H&HEFA (Medstar Health) 1                            5.500     08/15/2033          26,106
--------------------------------------------------------------------------------------------------------------
      195,000    MD H&HEFA (Montgomery General Hospital) 1               5.000     07/01/2023         197,514
--------------------------------------------------------------------------------------------------------------
       45,000    MD H&HEFA (Montgomery General Hospital) 1               5.625     07/01/2018          45,059
--------------------------------------------------------------------------------------------------------------
       20,000    MD H&HEFA (Peninsula United Methodist Homes)            5.750     10/01/2026          20,155
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Roland Park Place)                           5.500     07/01/2014          50,023
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Roland Park Place)                           5.625     07/01/2018          50,002
--------------------------------------------------------------------------------------------------------------
      150,000    MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated
                 Group) 1                                                5.250     07/01/2035         152,898
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Union Hospital of Cecil County) 1            5.100     07/01/2022          50,393
--------------------------------------------------------------------------------------------------------------
      125,000    MD H&HEFA (University of Maryland Medical
                 System) 1                                               5.250     07/01/2034         126,733
--------------------------------------------------------------------------------------------------------------
       50,000    MD H&HEFA (Washington Christian Academy)                5.250     07/01/2018          50,242
--------------------------------------------------------------------------------------------------------------
      300,000    MD H&HEFA (Washington Christian Academy) 1              5.500     07/01/2038         301,653
--------------------------------------------------------------------------------------------------------------
       75,000    MD Industrial Devel. Financing Authority (Bon
                 Secours Health Systems) 1                               5.500     08/15/2020          75,140
--------------------------------------------------------------------------------------------------------------
      205,000    MD Industrial Devel. Financing Authority (Bon
                 Secours Health Systems) 1                               5.500     08/15/2024         205,365
--------------------------------------------------------------------------------------------------------------
       50,000    MD Industrial Devel. Financing Authority (Our
                 Lady of Good Counsel) 1                                 6.000     05/01/2035          53,256
--------------------------------------------------------------------------------------------------------------
      150,000    MD Stadium Authority (Ocean City Convention
                 Center) 1                                               5.125     12/15/2008         150,158
--------------------------------------------------------------------------------------------------------------
       10,000    MD Stadium Authority (Ocean City Convention
                 Center) 1                                               5.300     12/15/2010          10,012
--------------------------------------------------------------------------------------------------------------
       40,000    MD Stadium Authority (Ocean City Convention
                 Center) 1                                               5.375     12/15/2012          40,049
--------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
$      20,000    MD Stadium Authority (Ocean City Convention
                 Center) 1                                               5.375%    12/15/2013    $     20,024
--------------------------------------------------------------------------------------------------------------
       55,000    Montgomery County Hsg. Opportunities
                 Commission (Avalon Knoll) 1                             6.150     07/01/2026          55,602
--------------------------------------------------------------------------------------------------------------
       50,000    Montgomery County Hsg. Opportunities
                 Commission (MHP Landings Edge) 1                        5.050     07/01/2028          50,487
--------------------------------------------------------------------------------------------------------------
        5,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.)                           5.900     07/01/2026           5,054
--------------------------------------------------------------------------------------------------------------
       10,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.) 1                         6.050     07/01/2026          10,010
--------------------------------------------------------------------------------------------------------------
      100,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1               5.500     07/01/2031         101,958
--------------------------------------------------------------------------------------------------------------
       85,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1               5.600     07/01/2042          86,550
--------------------------------------------------------------------------------------------------------------
        5,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series A 1               5.750     07/01/2034           5,002
--------------------------------------------------------------------------------------------------------------
       40,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1               5.000     07/01/2023          40,061
--------------------------------------------------------------------------------------------------------------
      185,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1               5.200     07/01/2044         185,444
--------------------------------------------------------------------------------------------------------------
      110,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1               5.250     07/01/2029         110,926
--------------------------------------------------------------------------------------------------------------
        5,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1               6.000     07/01/2020           5,005
--------------------------------------------------------------------------------------------------------------
       25,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series B 1               6.300     07/01/2016          25,259
--------------------------------------------------------------------------------------------------------------
       35,000    Montgomery County Hsg. Opportunities
                 Commission (Multifamily Mtg.), Series C 1               7.150     07/01/2023          35,036
--------------------------------------------------------------------------------------------------------------
      200,000    Montgomery County Hsg. Opportunities
                 Commission (Single Family Mtg.) 1                       5.842 2   07/01/2033          44,162
--------------------------------------------------------------------------------------------------------------
      245,000    Montgomery County Hsg. Opportunities
                 Commission (Single Family Mtg.), Series A 1             5.540 2   07/01/2028          76,670
--------------------------------------------------------------------------------------------------------------
       20,000    Prince Georges County Hsg. Authority (Langley
                 Gardens Apartments) 1                                   5.750     08/20/2029          20,462
--------------------------------------------------------------------------------------------------------------
      130,000    Prince Georges County Hsg. Authority (Langley
                 Gardens Apartments) 1                                   5.875     02/20/2039         133,071
--------------------------------------------------------------------------------------------------------------
       85,000    Prince Georges County Hsg. Authority
                 (University Landing Apartments) 1                       5.900     09/20/2021          87,773
--------------------------------------------------------------------------------------------------------------
       10,000    Prince Georges County IDA (Hyattsville
                 District Court Facility) 1                              5.900     07/01/2007          10,001
--------------------------------------------------------------------------------------------------------------
       65,000    Prince Georges County Local Government 1                6.050     08/01/2012          65,114
--------------------------------------------------------------------------------------------------------------
      250,000    Prince Georges County Special District
                 (Victoria Falls) 1                                      5.250     07/01/2035         251,085
--------------------------------------------------------------------------------------------------------------
       50,000    Prince Georges County Special Obligation
                 (National Harbor)                                       5.200     07/01/2034          49,964
--------------------------------------------------------------------------------------------------------------
      100,000    Prince Georges County Special Obligation
                 (Woodview Village) 1                                    5.000     07/01/2032         102,493
--------------------------------------------------------------------------------------------------------------
    1,000,000    Salisbury Special Obligation (Villages at
                 Aydelotte Farm) 1                                       5.250     01/01/2037         983,060
                                                                                                 -------------
                                                                                                   19,392,168


                5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                           COUPON     MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--68.2%
$     225,000    Puerto Rico Children's Trust Fund (TASC) 1              5.375%    05/15/2033    $    233,674
--------------------------------------------------------------------------------------------------------------
      105,000    Puerto Rico Children's Trust Fund (TASC) 1              5.500     05/15/2039         109,571
--------------------------------------------------------------------------------------------------------------
      420,000    Puerto Rico Children's Trust Fund (TASC) 1              5.625     05/15/2043         439,807
--------------------------------------------------------------------------------------------------------------
   30,000,000    Puerto Rico Children's Trust Fund (TASC) 1              6.342 2   05/15/2050       2,073,000
--------------------------------------------------------------------------------------------------------------
      250,000    Puerto Rico Commonwealth GO                             5.250     07/01/2025         261,590
--------------------------------------------------------------------------------------------------------------
      600,000    Puerto Rico Electric Power Authority, Series TT 1       5.000     07/01/2037         613,992
--------------------------------------------------------------------------------------------------------------
    3,000,000    Puerto Rico Electric Power Authority, Series UU 3       4.288 4   07/01/2031       2,985,000
--------------------------------------------------------------------------------------------------------------
      490,000    Puerto Rico HFC, Series B 1                             5.300     12/01/2028         499,085
--------------------------------------------------------------------------------------------------------------
      180,000    Puerto Rico Highway & Transportation Authority 1        5.500     07/01/2036         199,602
--------------------------------------------------------------------------------------------------------------
      260,000    Puerto Rico Highway & Transportation Authority,
                 Series J 1                                              5.125     07/01/2043         278,619
--------------------------------------------------------------------------------------------------------------
    3,000,000    Puerto Rico Highway & Transportation Authority,
                 Series N 3                                              4.107 4   07/01/2045       2,995,500
--------------------------------------------------------------------------------------------------------------
      890,000    Puerto Rico IMEPCF (American Airlines) 1                6.450     12/01/2025         903,751
--------------------------------------------------------------------------------------------------------------
      800,000    Puerto Rico Infrastructure 1                            5.000     07/01/2046         808,728
--------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico ITEMECF (El Nuevo Dia) 1                    6.150     12/01/2026          50,009
--------------------------------------------------------------------------------------------------------------
       95,000    Puerto Rico Port Authority (American Airlines),
                 Series A 1                                              6.250     06/01/2026          95,268
--------------------------------------------------------------------------------------------------------------
      110,000    Puerto Rico Port Authority (American Airlines),
                 Series A                                                6.300     06/01/2023         110,054
--------------------------------------------------------------------------------------------------------------
      200,000    University of Puerto Rico, Series Q 1                   5.000     06/01/2030         203,958
--------------------------------------------------------------------------------------------------------------
      700,000    V.I. Water & Power Authority, Series A                  5.000     07/01/2031         701,092
                                                                                                 -------------
                                                                                                   13,562,300
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $33,108,807)-165.6%                                              32,954,468
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(65.6)                                                      (13,050,990)
                                                                                                 -------------
NET ASSETS-100.0%                                                                                $ 19,903,478
                                                                                                 =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

COP              Certificates of Participation
EDC              Economic Devel. Corp.
GO               General Obligation
H&HEFA           Hospitals and Higher Education Facilities Authority
HFC              Housing Finance Corp.
HMH              Hartford Memorial Hospital
IDA              Industrial Devel. Agency
IMEPCF           Industrial, Medical and Environmental Pollution Control
                    Facilities
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental
                    Community Facilities
MHP              Mercy Health Plan
ROLs             Residual Option Longs


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

S&EPF            Sheppard & Enoch Pratt Foundation
SPHS             Sheppard Pratt Health System
SPI              Sheppard Pratt Investments
SPPP             Sheppard Pratt Physicians Pennsylvania
TASC             Tobacco Settlement Asset-Backed Bonds
V.I.             United States Virgin Islands
YMCA             Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                          MARKET VALUE         PERCENT
--------------------------------------------------------------------------------
Single Family Housing                             $  5,329,990            16.2%
Electric Utilities                                   3,598,992            10.9
Highways/Commuter Facilities                         3,499,648            10.6
Tobacco Master Settlement Agreement                  2,856,052             8.7
Higher Education                                     2,761,237             8.4
Multifamily Housing                                  2,719,017             8.3
Hospital/Health Care                                 1,861,358             5.5
Student Housing                                      1,439,661             4.4
Adult Living Facilities                              1,371,368             4.2
Special Tax                                          1,288,861             3.9
Airlines                                             1,109,073             3.4
Special Assessment                                     983,060             3.0
Tax Increment Financing (TIF)                          959,297             2.9
Hotels, Restaurants & Leisure                          822,087             2.5
Water Utilities                                        701,092             2.1
General Obligation                                     638,201             1.9
Education                                              405,151             1.2
Resource Recovery                                      237,852             0.7
Not-for-Profit Organization                            127,741             0.4
Automobiles                                            114,520             0.3
Media                                                   50,009             0.2
Marine/Aviation Facilities                              49,964             0.2
Government Appropriation                                30,237             0.1

                                                  -----------------------------
Total                                             $ 32,954,468           100.0%
                                                  =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


                7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $655,500 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $5,980,500 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $5,325,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                          COUPON   MATURITY   VALUE AS OF JUNE
   AMOUNT   INVERSE FLOATER 1                                     RATES 2      DATES           30, 2007
----------------- -------------------------------------------------------------------------------------
$ 375,000   Puerto Rico Highway & Transportation Authority ROLs      5.06%    7/1/45   $        370,500
  300,000   Puerto Rico Electric Power Authority ROLs                7.05     7/1/31            285,000
                                                                                       ----------------
                                                                                       $        655,500
                                                                                       ================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 6-7 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.


                8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $  33,108,807
                                         ==============

Gross unrealized appreciation            $      88,533
Gross unrealized depreciation                 (242,872)
                                         --------------
Net unrealized depreciation              $    (154,339)
                                         ==============


                9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007